Condensed Financial Statements of Parent Company (Parenthetical) (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Mar. 31, 2015 shares	Jan. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Oct. 31, 2013 shares	Jul. 31, 2011 shares	Sep. 30, 2010 shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, shares authorized (in shares)	37,969,834	37,969,834
Convertible Redeemable Series A Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				$ 0.001
Convertible preferred stock, shares authorized (in shares)			3,125,000
Convertible preferred stock, shares issued (in shares)	0	0	3,125,000				3,125,000	3,125,000			3,125,000
Convertible preferred stock, shares outstanding (in shares)	0	0	3,125,000
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Convertible Redeemable Series A-1 Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			1,302,084
Convertible preferred stock, shares issued (in shares)	0	0	1,302,084				1,302,084	1,302,084		1,302,084
Convertible preferred stock, shares outstanding (in shares)	0	0	1,302,084
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Convertible Redeemable Series B Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			2,962,239
Convertible preferred stock, shares issued (in shares)	0	0	2,962,239				2,962,239	2,962,239	2,962,239
Convertible preferred stock, shares outstanding (in shares)	0	0	2,962,239
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Convertible Redeemable Series C Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			4,640,843
Convertible preferred stock, shares issued (in shares)	0	0	4,640,843		4,640,843	4,640,843
Convertible preferred stock, shares outstanding (in shares)	0	0	4,640,843
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		0.001
Ordinary share, shares authorized (in shares)	4,543,461	4,543,461	4,543,461
Ordinary share, shares issued	4,543,461	4,543,461	4,543,461
Ordinary share, shares outstanding	4,543,461	4,543,461	4,543,461
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		0.001
Ordinary share, shares authorized (in shares)	45,456,539	45,456,539	33,426,373
Ordinary share, shares issued	25,191,705	25,191,705	5,456,539
Ordinary share, shares outstanding	25,191,705	25,191,705	5,456,539
Gridsum Holding Inc. | Convertible Redeemable Series A Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			3,125,000
Convertible preferred stock, shares issued (in shares)	0	0	3,125,000
Convertible preferred stock, shares outstanding (in shares)	0	0	3,125,000
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Gridsum Holding Inc. | Convertible Redeemable Series A-1 Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			1,302,084
Convertible preferred stock, shares issued (in shares)	0	0	1,302,084
Convertible preferred stock, shares outstanding (in shares)	0	0	1,302,084
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Gridsum Holding Inc. | Convertible Redeemable Series B Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			2,962,239
Convertible preferred stock, shares issued (in shares)	0	0	2,962,239
Convertible preferred stock, shares outstanding (in shares)	0	0	2,962,239
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Gridsum Holding Inc. | Convertible Redeemable Series C Preferred Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares				0.001
Convertible preferred stock, shares authorized (in shares)			4,640,843
Convertible preferred stock, shares issued (in shares)	0	0	4,640,843
Convertible preferred stock, shares outstanding (in shares)	0	0	4,640,843
Convertible preferred stock, liquidation preference	¥ 0	$ 0	¥ 0
Gridsum Holding Inc. | Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		0.001
Ordinary share, shares authorized (in shares)	4,543,461	4,543,461	4,543,461
Ordinary share, shares issued	4,543,461	4,543,461	4,543,461
Ordinary share, shares outstanding	4,543,461	4,543,461	4,543,461
Gridsum Holding Inc. | Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars) | $ / shares		$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	45,456,539	45,456,539	33,426,373
Ordinary share, shares issued	25,191,705	25,191,705	5,456,539
Ordinary share, shares outstanding	25,191,705	25,191,705	5,456,539